Total Net Investment Result - Summary of Insurance Net Investment Result (Parenthetical) (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025 [2]
Disclosure Of Insurance And Reinsurance Net Investment Result [Line Items]
Insurance Net Investment Result	€ (29)	[1]	€ 843
Insurance contracts issued [member]
Disclosure Of Insurance And Reinsurance Net Investment Result [Line Items]
Insurance finance income (expenses)	(6,259)	[1]	€ (5,530)
Insurance contracts issued [member] | Investment Contracts Without Direct Participating Features [Member]
Disclosure Of Insurance And Reinsurance Net Investment Result [Line Items]
Insurance Net Investment Result	(2)
Insurance finance income (expenses)	€ (2)

[1]	Investment contracts with DPF - Without direct part. includes EUR (2) million in line Total insurance finance income / (expenses) and Insurance net investment result.
[2]	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.